Goodwill And Other Intangible Assets (Schedule Of Goodwill And Indefinite-Lived Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill - Beginning balance	$ 184.6		$ 187.6	$ 187.6	$ 171.4
Goodwill - Acquisitions				0	15.3
Goodwill - Currency translation and other adjustments	(2.9)			(3.0)	0.9
Goodwill - Goodwill impairment	(154.5)	[1]
Goodwill - Ending balance	27.2			184.6	187.6
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived assets - Indefinite-lived assets impairment	(93.4)		0
Trade Names [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived assets - Beginning balance	130.8		135.8	135.8	135.1
Indefinite-lived assets - Acquisitions				0	0
Indefinite-lived assets - Currency translation and other adjustments	(2.6)			(5.0)	0.7
Indefinite-lived assets - Indefinite-lived assets impairment	(93.1)	[1]
Indefinite-lived assets - Ending balance	35.1			130.8	135.8
North America [Member]
Goodwill [Roll Forward]
Goodwill - Beginning balance	17.6		13.6	13.6	2.3
Goodwill - Acquisitions				0	11.6
Goodwill - Currency translation and other adjustments	(0.3)			4.0	(0.3)
Goodwill - Goodwill impairment	0	[1]
Goodwill - Ending balance	17.3			17.6	13.6
North America [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived assets - Beginning balance	2.4		2.4	2.4	2.4
Indefinite-lived assets - Acquisitions				0	0
Indefinite-lived assets - Currency translation and other adjustments	0			0	0
Indefinite-lived assets - Indefinite-lived assets impairment	0	[1]
Indefinite-lived assets - Ending balance	2.4			2.4	2.4
Europe And Mediterranean [Member]
Goodwill [Roll Forward]
Goodwill - Beginning balance	2.0		2.2	2.2	2.3
Goodwill - Acquisitions				0	0
Goodwill - Currency translation and other adjustments	0			(0.2)	(0.1)
Goodwill - Goodwill impairment	0	[1]
Goodwill - Ending balance	2.0			2.0	2.2
Europe And Mediterranean [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived assets - Beginning balance	0.5		0.5	0.5	0.5
Indefinite-lived assets - Acquisitions				0	0
Indefinite-lived assets - Currency translation and other adjustments	0			0	0
Indefinite-lived assets - Indefinite-lived assets impairment	0	[1]
Indefinite-lived assets - Ending balance	0.5			0.5	0.5
Rest Of World [Member]
Goodwill [Roll Forward]
Goodwill - Beginning balance	165.0		171.8	171.8	166.8
Goodwill - Acquisitions				0	3.7
Goodwill - Currency translation and other adjustments	(2.6)			(6.8)	1.3
Goodwill - Goodwill impairment	(154.5)	[1]
Goodwill - Ending balance	7.9			165.0	171.8
Rest Of World [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived assets - Beginning balance	127.9		132.9	132.9	132.2
Indefinite-lived assets - Acquisitions				0	0
Indefinite-lived assets - Currency translation and other adjustments	(2.6)			(5.0)	0.7
Indefinite-lived assets - Indefinite-lived assets impairment	(93.1)	[1]
Indefinite-lived assets - Ending balance	$ 32.2			$ 127.9	$ 132.9

[1]	The difference in the goodwill and indefinite-lived asset impairment in the above table and the amounts reported in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) is due to the difference in the average foreign currency exchange rates for the three months ended March 28, 2014 as compared to the spot rates at March 28, 2014 at the various entities within the reporting unit.